Stockholders’ Equity (Details) - Schedule of warrant activities - Warrants [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Number of Warrants, beginning balance	17,353,987		2,225,000
Weighted Average Exercise Price, beginning balance	$ 0.31		$ 0.2
Weighted Average Remaining Contractual Term (Years), beginning balance	4 years 1 month 6 days		4 years 9 months 18 days
Aggregate Intrinsic Value, beginning balance			$ 337,750
Number of Warrants, Forfeited			(2,225,000)
Weighted Average Exercise Price, Forfeited			$ 0.2
Weighted Average Remaining Contractual Term (Years), Forfeited
Aggregate Intrinsic Value, Forfeited
Number of Warrants, ending balance		17,353,987
Weighted Average Exercise Price, ending balance		$ 0.31
Weighted Average Remaining Contractual Term (Years), ending balance	3 years 10 months 24 days	4 years 1 month 13 days
Aggregate Intrinsic Value, ending balance
Number of Warrants, Exercisable	17,353,987	17,353,987
Weighted Average Exercise Price, Exercisable	$ 0.31	$ 0.31
Weighted Average Remaining Contractual Term (Years), Exercisable	3 years 10 months 24 days	4 years 1 month 13 days
Aggregate Intrinsic Value, Exercisable
Number of Warrants, Granted		17,353,987
Weighted Average Exercise Price, Granted		$ 0.31
Weighted Average Remaining Contractual Term (Years), Granted		4 years 1 month 13 days
Aggregate Intrinsic Value, Granted